Income Taxes and Accounting for Uncertainty in Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes and Accounting for Uncertainty in Income Taxes
Schedule of components of the (provision for) benefit from income taxes

	For the Years Ended December 31,
	2013	2012	2011
	(In thousands)
Current (provision) benefit:
Federal	$(361,662)	$(127,291)	$(277,920)
State	(13,272)	10,673	(36,408)
Foreign	(13,316)	—	—
	(388,250)	(116,618)	(314,328)
Deferred (provision) benefit:
Federal	(65,955)	(126,561)	(553,393)
State	(5,450)	(42,747)	(35,887)
Decrease (increase) in valuation allowance	—	—	6,761
	(71,405)	(169,308)	(582,519)
Total benefit (provision)	$(459,655)	$(285,926)	$(896,847)

Schedule of reconciliation of amounts computed by applying the statutory Federal tax rate to income before taxes

	For the Years Ended December 31,
	2013	2012	2011
	% of pre-tax (income)/loss
Statutory rate	(35.0)	(35.0)	(35.0)
State income taxes, net of Federal benefit	(1.0)	(2.7)	(2.0)
Other	0.2	0.6	(0.3)
Decrease (increase) in valuation allowance	—	—	0.3
Total benefit (provision) for income taxes	(35.8)	(37.1)	(37.0)

Schedule of deferred tax assets and liabilities

	As of December 31,
	2013	2012
	(In thousands)
Deferred tax assets:
NOL, credit and other carryforwards	$10,645	$9,565
Accrued expenses	48,416	75,996
Stock-based compensation	23,006	26,351
Deferred revenue	54,331	67,023
Total deferred tax assets	136,398	178,935
Valuation allowance	(7,469)	(7,656)
Deferred tax asset after valuation allowance	128,929	171,279

Deferred tax liabilities:
Depreciation and amortization	(1,272,014)	(1,234,003)
Unrealized gains on investments	(2,204)	(773)
Other liabilities	(36,629)	(29,130)
Total deferred tax liabilities	(1,310,847)	(1,263,906)
Net deferred tax asset (liability)	$(1,181,918)	$(1,092,627)

Current portion of net deferred tax asset	$65,457	$91,722
Noncurrent portion of net deferred tax asset (liability)	(1,247,375)	(1,184,349)
Total net deferred tax asset (liability)	$(1,181,918)	$(1,092,627)

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits included in long-term deferred revenue, distribution and carriage payments and other long-term liabilities

	For the Years Ended December 31,
Unrecognized tax benefit	2013	2012	2011
	(In thousands)
Balance as of beginning of period	$185,669	$190,935	$170,226
Additions based on tax positions related to the current year	9,533	5,949	9,836
Reductions based on tax positions related to current years	—	—	(1,170)
Additions based on tax positions related to prior years	66,307	1,581	16,610
Reductions based on tax positions related to prior years	—	(3,461)	—
Reductions based on tax positions related to settlements with taxing authorities	(103,311)	—	(1,185)
Reductions based on tax positions related to the lapse of the statute of limitations	(12,314)	(9,335)	(3,382)
Balance as of end of period	$145,884	$185,669	$190,935